Significant Accounting Policies (Details)	3 Months Ended
Dec. 31, 2020 USD ($) shares
Accounting Policies [Abstract]
Federal depository insurance coverage amount	$ 250,000
stock subject to possible redemption (in Shares) | shares	25,377,874
Purchase shares of common stock (in Shares) | shares	15,333,333
Trust Account	$ 0
Warrant issued (in Shares) | shares	15,333,333
Offering cost total	$ 16,979,438
Underwriting fees	6,000,000
Deferred underwriting fees	10,500,000
Other offering costs	479,438
Offering cost associated with warrants	980,895
Charged to stockholder's equity	$ 15,998,543